Provisions - Summary of Provisions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)
Disclosure of other provisions [line items]
Beginning balance	¥ 220,114	$ 30,986	¥ 253,028	$ 35,620
Provision made	414,021	58,283	317,076	44,636
Provision utilized	(375,910)	(52,918)	(345,161)	(48,590)
Provision reversed			(4,829)	(680)
Disposal of a subsidiary	(2,145)	(302)
Ending balance	256,080	$ 36,049	220,114	$ 30,986
Product warranty provision [member]
Disclosure of other provisions [line items]
Beginning balance	220,114		248,199
Provision made	414,021		317,076
Provision utilized	(375,910)		(345,161)
Provision reversed			0
Disposal of a subsidiary	(2,145)
Ending balance	256,080		220,114
Provision for onerous contract [member]
Disclosure of other provisions [line items]
Beginning balance	0		4,829
Provision made	0		0
Provision utilized	0		0
Provision reversed			(4,829)
Disposal of a subsidiary	0
Ending balance	¥ 0		¥ 0